Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,490,110	$ 5,599,318
Containers, accumulated depreciation	(1,482,677)	(1,443,167)
Containers, net book value	4,007,433	4,156,151
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	5,474,139	5,582,986
Containers, accumulated depreciation	(1,482,366)	(1,442,986)
Containers, net book value	3,991,773	4,140,000
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	15,971	16,332
Containers, accumulated depreciation	(311)	(181)
Containers, net book value	$ 15,660	$ 16,151